DESCRIPTION OF PLAN	12 Months Ended
Mar. 31, 2025
EBP 016
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
    The following brief description of the Columbus McKinnon Corporation Employee Stock Ownership Plan (ESOP or the Plan) is provided for general information purposes only. Participants should refer to plan documents for complete information.

Columbus McKinnon Corporation (the Company) established the Plan effective as of November 1, 1988. The Plan operates, in relevant parts, as an employee stock ownership plan and is designed to comply with section 4975(e)(7) and the regulations thereunder of the Internal Revenue Code of 1986, as amended (Code) and is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974 (ERISA). Individuals appointed by the Company’s Board of Directors act as trustees to the Plan (the Trustee).

The Plan purchased Company common shares at various times and holds the stock in a trust established under the Plan. All shares were fully vested at March 31, 2025 and 2024. Subsequent to March 31, 2025, the Board of Directors of Columbus McKinnon Corporation adopted resolutions to terminate the Columbus McKinnon Corporation Employee Stock Ownership Plan (the Plan) effective August 4, 2025. The ESOP previously became closed to new participants effective January 1, 2012. The final ESOP allocation was made to ESOP participants as of March 31, 2015, and all participants were 100% vested in their respective ESOP account balance as of that date. As a result of the ESOP termination, the vested account balance of each ESOP participant will be distributed to such ESOP participant, who will have the option either to have their vested account balance distributed to them directly or have their vested account balance rolled over to the Company’s qualified 401(k) plan, an individual retirement account or other eligible retirement plan. The Company anticipates that vested account balances will be distributed to ESOP participants in October 2025.

A summary of the ESOP’s provisions is as follows:

Eligibility
Substantially all of the domestic nonunion employees of the Company and its domestic subsidiaries who have attained age 21 and have completed one year of service (minimum of 1,000 hours) are eligible to participate in the ESOP.

Effective December 31, 2011, the Plan was amended so that the term “eligible employee,” does not include any individual who is hired after December 31, 2011.

Contributions
Each plan year (each 12-month period ending March 31, prior to the Plan paying off a loan payable on July 1, 2014), the Company contributed to the ESOP for each participant (a) who was actively employed as an employee on December 31 and who earned at least 1,000 hours of service as an employee in the calendar year ending December 31, or (b) who terminated employment on or after January 1 during a plan year after attaining age 55 and completing at least five years of eligibility service. The final share allocation occurred during the year ended March 31, 2015; there will not be any further share contributions to the Plan. Contribution allocations are made in shares of Columbus McKinnon Corporation stock. Columbus McKinnon Corporation is the Plan sponsor, and therefore, these transactions and related dividend income qualify as party-in-interest transactions.

Vesting
All participant accounts were 100% vested effective December 31, 2014.

Payment of Benefits
Upon a participant’s termination, the value of his or her account will be distributed if the value of the account is less than $1,000 or, at the participant’s option, either immediately or at any valuation date until retirement, as provided in the ESOP. A retiree may elect to defer distribution up to 73 years of age. The account of a participant who is not a 5% owner and who has not separated from service but has attained the age of 73 will commence distribution unless the participant elects to defer distribution until employment ceases. Valuation dates for distributions are September 30 or March 31.
During the year ended March 31, 2025, $750,387 which includes 16,769 shares, was distributed to vested participants in cash and stock certificates ($614,948 or 15,920 shares, distributed during the year ended March 31, 2024). As of March 31, 2025 and 2024, $185,621 and $516,448, respectively, is included in the ESOP assets for terminated participants who had requested distributions and were awaiting the updated valuation at March 31, 2025 and 2024, to receive them.

Participant Accounts
The Plan is a defined contribution plan under which a separate individual account is established for each participant. As of each March 31 valuation date, each participant account is appropriately adjusted to reflect any increase or decrease in the fair market value of the Plan’s assets during the period.

Dividends
Dividends paid on stock allocated to a participant’s stock account will be allocated to the participant’s nonstock account. During the years ended March 31, 2025 and 2024 respectively, dividends of $40,692 and $45,645 were paid on the Company’s common stock, including shares held by the Plan.

Voting Rights
Each participant is entitled to exercise voting rights attributable to the shares allocated to his or her account and is notified by the trustee prior to the time that such rights are to be exercised. The trustee is not permitted to vote any allocated share for which instructions have not been given by a participant.

Put Option
Pursuant to Federal income tax requirements, the Plan contains a put option that is exercisable by plan participants in situations where Company stock is no longer traded on an established securities market. Specifically, the put option is a right of the participants to require that the Company buy any shares of its stock distributed to participants when there is no market for the trading of such shares. The price paid in the event the put option is exercised shall be representative of the fair market value of such stock. If the distribution is a total distribution of the participant’s account, payment shall be made in five substantially equal annual payments, including interest. If the distribution is not a total distribution, payment shall be made no later than 30 days after the participant exercises the put option.

Diversification
In accordance with the Plan document, employees who have attained 55 years of age and ten years of participation in the Plan have the option to diversify the investments in their stock accounts by selling a specified percentage of their shares at the current market value and transferring the sale proceeds to another defined contribution plan maintained by the Company. Diversification is offered to each eligible participant over a six-year period. In each of the first five years, a participant may diversify up to 25 percent of the number of post-1986 shares allocated to his or her account, less any shares previously diversified. In the sixth year, the percentage changes to 50 percent. The number of shares elected to be sold for diversification totaled 457 and 618 at March 31, 2025 and 2024, respectively. These diversification sales resulted in transfers being made to the Company’s Thrift 401(k) Plan totaling $16,106 and $24,165 for the years ended March 31, 2025 and 2024, respectively.

Plan Termination
The Company reserves the right to terminate the Plan at any time, subject to plan provisions. Upon such termination of the Plan, the interest of each participant in the trust fund will be distributed to such participant or his or her beneficiary at the time prescribed by the plan terms and the IRC. Upon termination of the Plan, the Company’s Board of Directors should direct the Plan to pay all liabilities and expenses of the trust fund.
 ADMINISTRATION OF PLAN ASSETS
The Plan is administered by Blue Ridge ESOP Associates. The Plan's assets, which consist principally of Company common shares, were held by American Stock Transfer & Trust Company, LLC (AST) for the period covering April 1, 2023 through July 1, 2023. Equiniti Trust Company, LLC (Equiniti) held the common shares thereafter and at each of the Plan years ending March 31, 2025 and 2024. AST and Equiniti invest interest, and dividend income and makes distributions to participants at the direction of Blue Ridge ESOP Associates.

    Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Administrative expenses for Plan related fees are paid by the Company.